Debt and Warrant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt and Warrant Liabilities
Schedule of debt

Notes	Maturities	Effective Rate	March 31, 2025	December 31, 2024
340 Broadway holdings	2026	15.0%	$1,000,000	$—
Silverback Capital Corporation	2026	15.0%	1,000,000	—
Aegus Corp	2024	12.0%	230,000	230,000
Azure SJBT notes	2024	14.5%	2,275,000	2,275,000
LAM LHA	2024	7.8%	40,456	40,456
Polar note	2025	0.0%	1,250,000	1,175,000
Seaport notes	2030	9.0%	19,121,883	17,612,166
Steele consolidated	2028	9.0%	3,000,000	2,863,000
John Redmond(other)	2018-2024	12.0%	—	19,821,055
Catalytic notes	2020	12.0%	—	1,563,796
Bay Point notes	2023	15.0%	—	813,633
Seed financing notes	2024	12.0%	—	3,600,000
Total Principal			$27,917,339	$49,994,106
Accrued interest (compounded)			869,821	57,474,111
Total debt			$28,787,160	$107,468,217
Reported as:
Short-term debt			11,085,709	107,468,217
Long-term debt			17,701,451	—
Total debt			$28,787,160	$107,468,217

	Maturities	Effective Rate	December 31, 2024	December 31, 2023
John Redmond notes	2018 - 2024	12.00% -14.50%	22,096,055	22,096,055
Seaport notes	2024	12%	17,612,166	12,670,200
Catalytic notes	2020	12%	1,563,796	1,563,796
Aegus bridge financing notes	2024	12%	248,487	—
Mars capital loan	2024	0%	1,175,000	—
Seed financing notes	2024	12%	6,484,969	6,503,456
Bay Point notes	2023	15%	813,633	813,633
Total Principal			$49,994,106	$43,647,140
Accrued interest (compounded)			57,474,111	45,348,977
Total debt			$107,468,217	$88,996,117
Reported as:
Short-term debt			107,468,217	$88,996,117
Total			$107,468,217	$88,996,117

Schedule of Azure notes

			Principal and Accrued Interest
Issuance date	Maturities	Interest Rate	As of March 31, 2025	As of December 31, 2024
January 1, 2021	March 31, 2024	12.00%	$—	$1,110,178
January 1, 2021	March 31, 2024	12.00%	—	5,412,393
October 25, 2021	March 31, 2024	14.50%	400,000	632,888
October 25, 2021	March 31, 2024	14.50%	900,000	1,423,997
October 1, 2022	March 31, 2024	14.50%	1,118,983	1,348,478
		Total	$2,418,983	$9,927,934

			Principal and Accrued Interest
Issuance date	Maturities	Interest Rate	As of December 31, 2024	As of December 31, 2023
January 1, 2021	March 31, 2024	12.00%	$1,110,178	$985,227
January 1, 2021	March 31, 2024	12.00%	5,412,393	4,803,224
October 25, 2021	March 31, 2024	14.50%	632,888	547,938
October 25, 2021	March 31, 2024	14.50%	1,423,997	1,232,860
October 1, 2022	March 31, 2024	14.50%	1,348,478	1,167,478
		Total	$9,927,934	$8,736,727

Schedule of debt with related to related party

	As of March 31, 2025			As of December 31, 2024
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure-SJBT	$143,983	$2,275,000	$2,418,983	$3,095,947	$6,831,987	$9,927,934
NACS, LLC	—	—	—	25,052,756	11,493,949	36,546,705
Assumed Notes	—	—	—	11,092,887	3,770,119	14,863,006
Total	$143,983	$2,275,000	$2,418,983	$39,241,591	$22,096,055	$61,337,646

Schedule of transactions on the purchase order loans and invoice factoring arrangement

As of
March 31, 2025
Total invoices sold to Seaport	$364,780
Total cash received from Seaport	350,000
Total factoring amount	14,780

Total PO loan from Seaport	1,777,400
Interest paid to Seaport	177,740
Total amount in exchange for PO loan	1,955,140
Payment to Seaport	(410,780)
Ending balance	$1,544,360

Year ended
December 31, 2024
Total invoices sold to Seaport	364,780
Total cash received from Seaport	350,000
Total factoring amount	14,780

Total PO loan from Seaport	1,777,400
Interest paid to Seaport	177,740
Total amount in exchange for PO loan	1,955,140
Payment in Q4-2024	(288,165)
Ending balance	1,666,975